INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of consolidated income from continuing operations before income taxes

	Year ended December 31,
	2021	2020
U.S. operations	$18,243	$23,776
Foreign operations	949	4,099
Income before benefit for income taxes	$19,192	$27,875

Schedule of benefit for income taxes

	Year ended December 31,
	2021	2020
Current tax provision:
Federal	$—	$—
State	(907)	(188)
Foreign	(852)	(1,482)
Total current provision	(1,759)	(1,670)
Deferred tax (provision) benefit:
Federal	(4,704)	10,233
State	(897)	1,949
Foreign	829	66
Total deferred (provision) benefit	(4,772)	12,248
Total income tax (provision) benefit	$(6,531)	$10,578

Schedule of reconciliation of statutory federal income tax rate to effective rate

	Year ended December 31,
	2021	2020
Federal statutory rate	21.0%	21.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income taxes	8.4	7.7
Change in valuation allowance	0.8	(71.1)
Current year tax credits	(4.7)	(2.3)
Difference between foreign and federal tax rate	2.8	2.0
Permanent items	5.2	2.8
Reserve for uncertain tax positions	—	1.3
Other	0.5	0.7
Effective tax rate	34.0%	(37.9)%

Schedule of deferred income tax assets and liabilities

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss and other carry forwards	$12,477	$15,531
Accrued liabilities	3,831	4,201
Reserves and other	2,265	3,587
263A uniform capitalization costs	657	1,067
Other deferred tax assets	1,911	2,122
Total deferred tax assets	21,141	26,508
Valuation allowance	(1,890)	(1,729)
Net deferred tax assets	19,251	24,779
Deferred tax liabilities:
Intangibles	(2,624)	(3,626)
Depreciation	(3,403)	(3,667)
Goodwill	(6,594)	(6,182)
Other	(868)	(489)
Total deferred tax liabilities	(13,489)	(13,964)
Total deferred income taxes	$5,762	$10,815

Schedule of reconciliation of change in unrecognized income tax benefit

	Year ended December 31,
	2021	2020
Beginning unrecognized tax benefits	$2,122	$1,754
Current period unrecognized tax benefits	(32)	368
Ending unrecognized tax benefits	$2,090	$2,122